Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 64,993,780
Previously Paid Amount	0.00
Total Fee Amount	8,975.64
Total Offset Amount	0.00
Net Fee	8,975.64
Narrative - Max Aggregate Offering Price	$ 64,993,780
Final Prospectus	true